Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2013	2012
Royal Bank of Scotland - Revolving credit facility	$98,700	$92,700
Less related unamortized deferred financing costs	(598)	(794)
Total	$98,102	$91,906